ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCRUED LIABILITIES
Accrued expenses		$ 3,226	$ 4,257
Accrued compensation and payroll tax		19,227	18,745
Accrued interest payable		70	703
Accrued warranty expense		1,256	1,133
Deferred revenue and customer credit balances		12,605	7,262
Other accrued liabilities		4,352	3,904
Accrued liabilities	$ 34,363	$ 40,736	$ 36,004